Accounts payable and accruals (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable And Accruals Details Abstract
Trade payables	$ 7,128	$ 4,567
Accrued expenses	2,801	2,072
Accrued wages and other benefits	575	1,842
Others	750	973
Accounts payable and accruals	$ 11,254	$ 9,454